Consolidated Statements of Partners' Capital (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of common units issued to directors and employees (in units)	103,377	6,344	12,554
Number of common units issued (in units)	19,550,000		4,325,000
Number of common units acquired in acquisition (in units)			390,000
Number of common units redeemed (in units)			299
Class B Units
Class B units converted into common units (in units)			3,750,000